Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities

NOTE 4:- MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$313,939	$2,372	$(85)	$316,226	$504,749	$3,534	$(237)	$508,046
Government-sponsored enterprises	142,496	504	(100)	142,900	40,088	238	—	40,326
Government and corporate debentures - floating interest rate	78,505	97	(10)	78,592	95,086	129	(48)	95,167

	$534,940	$2,973	$(195)	$537,718	$639,923	$3,901	$(285)	$643,539

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$990,454	$18,421	$(1,731)	$1,007,144	$1,103,254	$14,854	$(2,058)	$1,116,050
Government-sponsored enterprises	189,085	1,366	(552)	189,899	295,235	2,061	(151)	297,145
Government and corporate debentures - floating interest rate	120,206	297	(85)	120,418	102,161	160	(1,729)	100,592
Auction rate securities (*)	7,990	—	—	7,990	6,078	—	—	6,078

	$1,307,735	$20,084	$(2,368)	$1,325,451	$1,506,728	$17,075	$(3,938)	$1,519,865

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2010
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$195,784	$(1,816)	$—	$—	$195,784	$(1,816)
Government-sponsored enterprises	122,574	(649)	4,999	(3)	127,572	(652)
Government and corporate debentures - floating interest rate	58,632	(47)	15,834	(48)	74,467	(95)

	$376,990	$(2,512)	$20,833	$(51)	$397,823	$(2,563)

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)

(*)	The balance in 2010 was comprised of four auction rate securities, which have suffered from failed auctions since September 2007. During 2011 two of these securities were sold. As a result of the auction failures these auction rate securities do not have a readily determinable market value. As such, since 2008, the Company determines the fair values of these securities with the assistance of third- party valuating specialists (see Note 5).

As of December 31, 2010 and 2011, interest receivable amounted to $ 15,324 and $ 16,352, respectively, and is included within other current assets in the balance sheets.

During 2011 the Company did not recognize any other-than-temporary loss and recognized a gain of $ 2,017 on sale of auction rate securities that were impaired in 2010. The other-than-temporary loss recognized in earnings during 2010 was $ 785 relating to auction rate securities.

The Company recognized in 2009 other-than-temporary impairment in a total amount of $ 3,134 related to its auction rate securities loss and a gain of $ 1,857 on sale of marketable securities that were impaired in 2008.

The Company may recognize additional losses in the future should the market prospects of the issuers of these securities continue to deteriorate.